Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Deposits	$ 2,609	$ 5,359
Prepayments	7,520	5,177
Loans and interest receivable, net (Notes 2(j), 10(i))	12,302	1,480
VAT recoverable	1,275	1,088
Others	1,251	1,034
Other assets, Current	24,957	14,138
Non-current
Rental deposits	302	468
Prepayment	1,361	99
Other assets, Noncurrent	$ 1,663	$ 567